Property and Equipment (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Depreciation expense	$ 83.0	$ 90.9	$ 89.3
Assets held under capital lease obligations, at cost	30.2	23.4
Assets held under capital lease obligations, net of accumulated amortization	27.5	$ 22.4
Purchases of property and equipment accrued in accounts payable	$ 15.7